EMPLOYEE BENEFIT PLANS (Weighted-Average Assumptions Used to Determine Benefit Obligations) (Detail)	Dec. 31, 2014	Dec. 31, 2013
Pension Plan, Defined Benefit [Member]
Weighted-Average Assumptions Used to Determine Benefit Obligations as of December 31,
Rate of Compensation Increase	3.00%	3.00%
Pension Plan, Defined Benefit [Member] | Minimum [Member]
Weighted-Average Assumptions Used to Determine Benefit Obligations as of December 31,
Discount Rate	4.10%	5.00%
Pension Plan, Defined Benefit [Member] | Maximum [Member]
Weighted-Average Assumptions Used to Determine Benefit Obligations as of December 31,
Discount Rate	4.20%	5.10%
Other Retiree Benefits [Member]
Weighted-Average Assumptions Used to Determine Benefit Obligations as of December 31,
Discount Rate	3.90%	4.70%